PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	¥ (5,529)		¥ (2,403)		$ (868)
Property and equipment, net	12,286		6,390		1,928
Depreciation expense	3,399	$ 533	1,360	¥ 511
Electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 17,815		¥ 8,793		$ 2,796